Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Information Related to Intrinsic Value

Intrinsic value. The following table includes information related to the intrinsic value:

Year ended
December 31, 2017
(In thousands)
Share-based awards exercised and RSUs and PSUs vested	$100,264
Stock options and SARs outstanding	112,604
Stock options and SARs vested and expected to vest	111,284
Stock options and SARs exercisable	78,865

Schedule of Compensation Cost Recognized

Recognition of compensation cost. Compensation cost was recognized as follows:

	Year Ended December 31,
	2017	2016	2015
Compensation cost:	(In thousands)
Omnibus Plan	$49,383	$43,661	$33,742
MGM Growth Properties Omnibus Incentive Plan	2,568	3,401	—
MGM China Share Option Plan	10,571	8,545	9,260
Total compensation cost	62,522	55,607	43,002
Less: Reimbursed costs and capitalized cost	(1,398)	(1,350)	(1,156)
Compensation cost after reimbursed costs and capitalized cost	61,124	54,257	41,846
Less: Related tax benefit	(18,650)	(16,782)	(11,230)
Compensation cost, net of tax benefit	$42,474	$37,475	$30,616